SEGMENT AND GEOGRAPHICAL INFORMATION - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Sales	$ 7,260	$ 6,822	$ 33,239	$ 29,654	$ 33,006
Intersegment
Segment Reporting Information [Line Items]
Sales	$ 78	$ 90	$ 414	$ 451	$ 554